Tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31
	2017	2016	2015
	(€ million)
Current tax expense	€901	€869	€445
Deferred tax expense/(benefit)	1,773	391	(277)
Tax expense/(benefit) relating to prior periods	(23)	32	(2)
Total Tax expense	€2,651	€1,292	€166

Reconciliation between theoretical income taxes and income taxes recognized

	Years ended December 31
	2017	2016	2015
	(€ million)
Theoretical income taxes	€1,186	€621	€51
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(164)	(42)	(20)
Permanent differences	(397)	(194)	(36)
Tax credits	(23)	(340)	(238)
Deferred tax assets not recognized and write-downs	1,092	531	303
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	924	587	70
Taxes relating to prior years	(23)	32	(2)
Tax rate changes	(22)	—	—
Withholding tax	83	61	49
Other differences	0	(8)	(36)
Total Tax expense, excluding IRAP	2,656	1,248	141
Effective tax rate	43.0%	40.2%	54.4%
IRAP (current and deferred)	(5)	44	25
Total Tax expense	€2,651	€1,292	€166

Significant components of deferred tax assets and liabilities and their changes
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2017 and 2016 were as follows:

	At January 1, 2017	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2017
	(€ million)
Deferred tax assets arising on:
Provisions	€6,149	€(1,742)	€—	€(559)	€3,848
Provision for employee benefits	2,851	(364)	(16)	(643)	1,828
Intangible assets	211	(19)	—	—	192
Impairment of financial assets	195	(25)	—	(1)	169
Inventories	251	3	—	(2)	252
Allowances for doubtful accounts	117	19	—	(14)	122
Other	385	(13)	(14)	29	387
Total Deferred tax assets	€10,159	€(2,141)	€(30)	€(1,190)	€6,798
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,770)	€430	€—	€449	€(1,891)
Capitalized development assets	(2,742)	399	—	227	(2,116)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,493)	238	—	406	(849)
Provision for employee benefits	(14)	(30)	—	(6)	(50)
Other	(331)	4	(10)	23	(314)
Total Deferred tax liabilities	€(7,350)	€1,041	€(10)	€1,099	€(5,220)
Deferred tax asset arising on tax loss carry-forwards	€4,444	€522	€—	€(248)	€4,718
Unrecognized deferred tax assets	(3,748)	(1,195)	9	254	(4,680)
Total Net deferred tax assets	€3,505	€(1,773)	€(31)	€(85)	€1,616

	At January 1, 2016	Recognized in Consolidated Income Statement	Recognized in Equity	Transfer to assets held for sale	Translation differences and other changes	At December 31, 2016
	(€ million)
Deferred tax assets arising on:
Provisions	€6,028	€(4)	€—	€(6)	€131	€6,149
Provision for employee benefits	2,866	(11)	(263)	—	259	2,851
Intangible assets	249	(42)	—	—	4	211
Impairment of financial assets	155	47	—	(2)	(5)	195
Inventories	243	6	—	—	2	251
Allowances for doubtful accounts	87	21	—	(2)	11	117
Other	691	(270)	64	—	(100)	385
Total Deferred tax assets	€10,319	€(253)	€(199)	€(10)	€302	€10,159
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,746)	€(53)	€—	€1	€28	€(2,770)
Capitalized development expenditures	(2,376)	(310)	—	—	(56)	(2,742)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,427)	23	—	7	(96)	(1,493)
Provision for employee benefits	(14)	—	2	1	(3)	(14)
Other	(390)	67	5	—	(13)	(331)
Total Deferred tax liabilities	€(6,953)	€(273)	€7	€9	€(140)	€(7,350)
Deferred tax asset arising on tax loss carry-forwards	€3,717	€662	€—	€(20)	€85	€4,444
Unrecognized deferred tax assets	(3,183)	(527)	—	20	(58)	(3,748)
Total Net deferred tax assets	€3,900	€(391)	€(192)	€(1)	€189	€3,505
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2017, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2017	2018	2019	2020	2021	Beyond 2021	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€28,720	€3,665	€2,974	€2,786	€3,293	€15,512	€490
Taxable temporary differences	(23,028)	(2,390)	(2,304)	(2,323)	(2,324)	(10,390)	(3,297)
Tax losses	18,133	147	142	136	155	3,844	13,709
Amounts for which deferred tax assets were not recognized	(17,534)	(640)	(292)	(147)	(649)	(3,464)	(12,342)
Temporary differences and tax losses relating to corporate taxation	€6,291	€782	€520	€452	€475	€5,502	€(1,440)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,657	€1,177	€761	€599	€1,149	€5,909	€62
Taxable temporary differences	(7,993)	(691)	(658)	(671)	(681)	(5,153)	(139)
Tax losses	3,715	53	36	33	120	2,902	571
Amounts for which deferred tax assets were not recognized	(4,439)	(398)	(157)	(82)	(635)	(2,601)	(566)
Temporary differences and tax losses relating to local taxation	€940	€141	€(18)	€(121)	€(47)	€1,057	€(72)
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31
	2017	2016
	(€ million)
Deferred tax assets	€2,004	€3,699
Deferred tax liabilities	(388)	(194)
Total Net deferred tax assets	€1,616	€3,505